FOREIGN EXCHANGE (Tables)	12 Months Ended
Dec. 31, 2013
FOREIGN EXCHANGE
Schedule of foreign exchange (gain)/loss

($ thousands)	2013	2012	2011

Realized:
Foreign exchange (gain)/loss	$17,596	$6,508	$18,421
Unrealized:
Translation of U.S. dollar debt and working capital	19,747	(7,647)	7,185
Cross currency interest rate swap (gain)/loss	(19,920)	(15,118)	(15,133)
Foreign exchange swap (gain)/loss	(8,110)	(947)	(6,257)

Foreign exchange (gain)/loss	$9,313	$(17,204)	$4,216